                                                               November 21, 1995

Dear Fellow Shareholders:

I am pleased to provide you with the annual report for the Limited Maturity Government Portfolio (the "Fund") of Heritage Income Trust for the fiscal year ended September 30, 1995. For this period, Class A Shares of your Fund had a total return of +8.47% (without the imposition of a front-end sales load) as compared to the Lehman Brothers 1 to 3 year U.S. Government Index, which had a return of +8.19%. From April 3, 1995 when Class C Shares of your Fund were introduced, through the end of the fiscal year, Class C Shares returned +4.90%.

In the letter that follows, H. Peter Wallace, your Fund's portfolio manager, discusses the factors that materially affected your Fund's performance over its most recent fiscal year. Obviously, the environment for investors in fixed income securities was much more favorable than it was in the preceeding year when your Fund (and many fixed income benchmarks) struggled to post even slight positive returns.

At yesterday's Board of Trustees meeting for your Fund, the Board approved several changes in the policies for your Fund. Among the most significant of these is the lengthening of the range of the weighted average maturity for your Fund's portfolio to three to ten years from the current requirement of less than five years. Concurrent with this change, which will be effective on February 1, 1996, will be a change of your Fund's name to the Intermediate Government Fund of Heritage Income Trust. While the lengthening of the portfolio may increase the volatility of your returns, we and the Board believe that these changes also will allow us the potential to deliver better performance for you in a variety of fixed income environments.

On behalf of all of us at Heritage, thank you for your continuing investment with us. We wish you a happy and healthy holiday season and a wonderful 1996!

                                           Sincerely,

                                           /s/Stephen G. Hill
                                           Stephen G. Hill
                                           President

Heritage Income Trust-Limited Maturity Government Portfolio is a member of the Heritage Family of mutual funds. Other investment alternatives available to you from Heritage include Heritage Cash Trust which consists of the Money Market and Municipal Money Market Portfolios, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust Diversified Portfolio and Heritage Series Trust, which consists of the Small Cap Stock, Value Equity and Growth Equity Portfolios. We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these funds, please contact your account executive. Read the Prospectus carefully before you invest in any of the funds.

                                                               November 21, 1995

Dear Shareholder:

It is a pleasure to report to you on the factors that influenced the performance of Heritage Income Trust-Limited Maturity Government Portfolio. Your Fund performed well in 1995 and there were a number of factors that influenced its performance. The primary factor was the decline in domestic interest rates. Interest rates, as measured by the three-year U.S. Treasury Note, fell from a yield level of 6.87% on September 30, 1994 to a yield of 5.87% on September 30, 1995, a decline of 100 basis points or 1 full percentage point in yield.

The decline in interest rates was not smooth, with yields in the early portion of the fiscal year, September of 1994 to late December of 1994, rising sharply from 6.87% to 7.82%. This increase in yield was due to the bond market's preoccupation with the potential of faster economic growth leading to higher rates of inflation, which again, as throughout most of 1994, proved unfounded. During this period, the Federal Reserve continued to increase short term interest rates. Your Fund was defensively structured having a duration (price sensitivity to interest rates) less than that of the Lehman Brothers 1-3 year Government Bond Index. Your Fund was invested in shorter-term U.S. Treasury securities, shorter-term mortgage related securities and CMO floating rate securities as a defensive measure.

At the end of 1994, the market began to improve significantly as market expectations for slower economic growth and the potential for an ease in monetary policy by the Federal Reserve grew. Interest rates, as measured by the yield of the three-year U.S. Treasury Note, declined sharply from 7.82% to approximately 6.89% at the end of March 1995.

During the early stages of 1995, a strategic decision was made to reduce the Fund's exposure to shorter-term mortgage securities. All floating rate collateralized mortgage obligation securities were sold from the Fund's and maturities were extended by the purchase of longer-term U.S. Treasury securities. The Fund's duration was extended to be longer than that of the Lehman Brothers 1-3 year Government Bond Index.

This decision was predicated on the belief that shorter-term mortgage securities would under-perform fixed rate U.S. Treasury securities with defined cash flows as the market rallied. This strategy proved beneficial as the economy weakened and yields fell to approximately 5.85%, while the yields of shorter-term mortgage securities widened to U.S. Treasury issues through the end of June 1995.

During the summer months, the domestic economy began to show signs of recovery from its anemic second quarter growth rate. As a result, interest rates began to rise sharply and your Fund was again shortened in terms of its duration to be less than that of the Lehman Brothers 1-3 year Government Bond Index. Yields eventually rose to approximately 6.23% in early August and then as the economy softened again, declined to about 5.90% at the end of the fiscal year. During this time the Fund duration was extended to exceed the duration of the Index.

Your Portfolio continues to maintain a low weighting in shorter-term mortgage securities and strategically favors fixed rate Treasuries.

During the year, one mortgage derivative position, Federal National Mortgage Association 1992-167 A, a principal only class, was fully paid down. The Fund continues to hold one remaining principal only position, a small piece of Federal National Mortgage Association 1989-16 C. We expect this holding to be fully paid down in early 1996. Holding these small positions was generally beneficial to the portfolio during the year.

Given the current low rate of inflation, and our belief that inflation will not accelerate sharply in the remainder of 1995 and early 1996, we expect to maintain our current duration and strategic posture for the near future.

                                           Sincerely,
                                           /s/H. Peter Wallace
                                           H. Peter Wallace, CFA
                                           Senior Vice-President
                                           Heritage Asset Management, Inc.

                                     CHART

 * AVERAGE ANNUAL TOTAL RETURNS FOR HIT-LMG CLASS A SHARES ARE CALCULATED IN CONFORMANCE WITH ITEM 22 OF FORM N-1A, WHICH ASSUMES THE MAXIMUM SALES LOAD OF 3.75% AND REINVESTMENT OF DIVIDENDS.
** FROM FUND INCEPTION ON 3/1/90.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                                           MARKET
                             REPURCHASE AGREEMENT--2.3%(A)                                                  VALUE
----------------------------------------------------------------------------------------                 -----------
    Repurchase Agreement with State Street Bank and Trust Company, dated September 29, 1995, @
    6.10%, to be repurchased at $565,287 on October 2, 1995, collateralized by $445,000 United
    States Treasury Bonds, 10.375% due November 15, 2009 (market value $585,217 including accrued
    interest) (cost $565,000).......................................................................     $   565,000
                                                                                                         -----------

    PRINCIPAL                                                                                    MATURITY
      AMOUNT                                                                                       DATE
                                                                                                ----------
U.S. GOVERNMENT AND AGENCY SECURITIES--96.4%(A)
 U.S. TREASURIES--91.9%
        $5,000,000    U.S. Treasury Notes, 7.5%..............................................
                                                                                                  01/31/97        5,107,810
         1,500,000    U.S. Treasury Notes, 5.625%............................................
                                                                                                  06/30/97        1,494,843
         2,000,000    U.S. Treasury Notes, 6.5%..............................................
                                                                                                  08/15/97        2,021,250
           750,000    U.S. Treasury Notes, 7.375%............................................
                                                                                                  11/15/97          771,328
         6,500,000    U.S. Treasury Notes, 6.125%............................................
                                                                                                  05/15/98        6,534,528
         1,000,000    U.S. Treasury Notes, 7.0%..............................................
                                                                                                  04/15/99        1,032,500
         2,500,000    U.S. Treasury Notes, 6.875%............................................
                                                                                                  08/31/99        2,575,000
         1,500,000    U.S. Treasury Notes, 6.125%............................................
                                                                                                  07/31/00        1,505,625
         1,500,000    U.S. Treasury Notes, 6.25%.............................................
                                                                                                  08/31/00        1,513,593
                                                                                                                -----------
                      Total U.S. Treasuries..................................................                    22,556,477
                                                                                                                -----------
 U.S. GOVERNMENT AGENCIES--4.5%
   FEDERAL HOME LOAN MORTGAGE CORPORATION:
           664,652    REMIC, 7.0%, 1164 F PAC................................................
                                                                                                  03/15/05          667,357
            81,869    REMIC, 10.0%, 16 C TAC.................................................
                                                                                                  02/15/13           84,130
           271,609    REMIC, 6.5%, 1177 GC PAC...............................................
                                                                                                  06/15/17          270,965
   FEDERAL NATIONAL MORTGAGE ASSOCIATION:
            85,815    REMIC, 1989-16 C, Principal Only TAC, 5.63%*...........................
                                                                                                  03/25/19           84,508
                                                                                                                -----------
                      Total U.S. Government Agencies.........................................                     1,106,960
                                                                                                                -----------
                      Total U.S. Government and Agency Securities (cost $23,413,567).........                    23,663,437
                                                                                                                -----------
TOTAL INVESTMENT PORTFOLIO (COST $23,978,567)(B) 98.7%(A)....................................                    24,228,437
OTHER ASSETS AND LIABILITIES, NET, 1.3%(A)...................................................                       337,565
                                                                                                                -----------
NET ASSETS, 100.0%...........................................................................                   $24,566,002
                                                                                                                ===========

-------------------
  * Yield to maturity (unaudited)
(a) Percentages are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $249,870, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $256,766 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,896.

PAC-Planned Amortization Class
REMIC-Real Estate Mortgage Investment Conduit
TAC-Targeted Amortization Class

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $23,413,567) (Note 1).......................               $ 23,663,437
Repurchase agreement (identified cost $565,000) (Note 1)..................................                    565,000
Cash......................................................................................                      2,186
Receivables:
  Interest................................................................................                    349,464
  From Manager............................................................................                     15,921
  Fund shares sold........................................................................                     23,100
Deferred state registration expenses (Note 1).............................................                     11,479
Prepaid insurance.........................................................................                      2,434
                                                                                                         ------------
        Total assets......................................................................                 24,633,021
Liabilities
Payables (Note 4):
  Fund shares redeemed....................................................................  $ 13,272
  Accrued professional fees...............................................................    24,733
  Accrued distribution fee................................................................     7,016
  Other accrued expenses..................................................................    21,998
                                                                                            --------
        Total liabilities.................................................................                     67,019
                                                                                                         ------------
Net assets, at market value...............................................................               $ 24,566,002
                                                                                                          ===========
Net Assets
Net assets consist of:
  Undistributed net investment income (Note 1)............................................               $    721,566
  Net unrealized appreciation on investments..............................................                    249,870
  Accumulated net realized loss (Note 1)..................................................                 (7,327,485)
  Paid-in capital.........................................................................                 30,922,051
                                                                                                         ------------
Net assets, at market value...............................................................               $ 24,566,002
                                                                                                          ===========
Class A Shares
Net asset value and redemption price per share ($24,499,439 divided by 2,636,948 shares of
  beneficial interest outstanding, no par value) (Note 2).................................                      $9.29
                                                                                                                 ====
Maximum offering price per share (100/96.25 of $9.29).....................................                      $9.65
                                                                                                                 ====
Class C Shares
Net asset value, offering price and redemption price per share ($66,563 divided by 7,181
  shares of beneficial interest outstanding, no par value) (Notes 1 and 2)................                      $9.27
                                                                                                                 ====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                    Investment Income
------------------------------------------------------------------------------------------
Income:
  Interest................................................................................                $ 1,892,860
Expenses (Notes 1 and 4):
  Management fee..........................................................................  $ 146,658
  Distribution fee........................................................................    102,354
  Professional fees.......................................................................     40,949
  Custodian/Fund accounting fees..........................................................     38,862
  Amortization of state registration expenses.............................................     31,925
  Shareholder servicing fees..............................................................     29,973
  Reports to shareholders.................................................................     18,404
  Trustees' fees and expenses.............................................................      9,725
  Insurance...............................................................................      4,971
  Amortization of organization expenses...................................................      4,167
  Other...................................................................................      2,239
                                                                                            ---------
    Total expenses before waiver and reimbursement........................................    430,227
    Fees waived by Manager (Note 4).......................................................   (146,658)
    Reimbursement from Manager............................................................     (5,225)        278,344
                                                                                            ---------     -----------
Net investment income.....................................................................                  1,614,516
                                                                                                          -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions............................................                   (712,069)
Net increase in unrealized appreciation of investments during the year....................                  1,324,202
                                                                                                          -----------
        Net gain on investments...........................................................                    612,133
                                                                                                          -----------
Net increase in net assets resulting from operations......................................                $ 2,226,649
                                                                                                           ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         FOR THE YEARS ENDED
                                                                               ---------------------------------------
                                                                               SEPTEMBER 30, 1995   SEPTEMBER 30, 1994
                                                                               ------------------   ------------------
Decrease in net assets:
Operations:
  Net investment income........................................................    $  1,614,516        $  2,985,426
  Net realized loss from investment transactions...............................        (712,069)         (2,506,763)
  Net increase (decrease) in unrealized appreciation of investments during the
    year.......................................................................       1,324,202            (132,920)
                                                                               ------------------   ------------------
  Net increase in net assets resulting from operations.........................       2,226,649             345,743
Distributions to shareholders from:
  Net investment income, Class A Shares ($0.55 and $0.37 per share,
    respectively)..............................................................      (1,803,106)         (2,604,342)
  Net investment income, Class C Shares ($0.22 per share)......................            (702)                 --
Decrease in net assets from Fund share transactions (Note 2)...................     (16,931,280)        (58,333,599)
                                                                               ------------------   ------------------
Decrease in net assets.........................................................     (16,508,439)        (60,592,198)
Net assets, beginning of year..................................................      41,074,441         101,666,639
                                                                               ------------------   ------------------
Net assets, end of year (including undistributed net investment income of
  $721,566 and $909,583, respectively).........................................    $ 24,566,002        $ 41,074,441
                                                                               =================    =================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              CLASS A SHARES
                                  -----------------------------------------------------------------------
                                                                                                                CLASS C
                                              FOR THE YEARS ENDED SEPTEMBER 30,                                 SHARES
                                  ----------------------------------------------------------                    -------
                                   1995        1994*         1993         1992         1991        1990 +       1995 ++
                                  ------       ------       ------       ------       ------       ------       -------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $ 9.10       $ 9.44       $ 9.84       $10.00       $ 9.49       $9.60        $ 9.05
                                  ------       ------       ------       ------       ------       ------       -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(a)......    0.62         0.43         0.59         0.52         0.67        0.32          0.21
  Net realized and unrealized
    gain (loss) on
    investments.................    0.12        (0.40)       (0.44)        0.10         0.49       (0.12)         0.23
                                  ------       ------       ------       ------       ------       ------       -------
  Total from Investment
    Operations..................    0.74         0.03         0.15         0.62         1.16        0.20          0.44
                                  ------       ------       ------       ------       ------       ------       -------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income......................   (0.55)       (0.37)       (0.52)       (0.55)       (0.65)      (0.27)       (0.22)
  Distributions from net
    realized gains..............      --           --        (0.03)       (0.23)          --       (0.04)           --
                                  ------       ------       ------       ------       ------       ------       -------
  Total Distributions...........   (0.55)       (0.37)       (0.55)       (0.78)       (0.65)      (0.31)        (0.22)
                                  ------       ------       ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE
  PERIOD........................  $ 9.29       $ 9.10       $ 9.44       $ 9.84       $10.00       $9.49        $ 9.27
                                  ======       ======       ======       ======       ======       ======       =======
TOTAL RETURN (%)(D).............    8.47          .36         1.58         6.47        12.64        2.11 (c)      4.90 (c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a)...................    0.95         0.95         0.91         0.78         1.07        1.10 (b)      1.20 (b)
  Net investment income to
    average daily net assets....    5.50         4.60         5.99         5.66         6.87        7.04 (b)      5.19 (b)
  Portfolio turnover rate.......     162          214          150          123          202          76 (b)       162
  Net assets, end of the period
    ($ millions)................      24           41          102          111            5           4          0.07

---------------

   * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the year since use of the undistributed income method does not correspond with results of operations.
   + For the period March 1, 1990 (commencement of operations) to September 30,
     1990.
  ++ For the period April 3, 1995 (commencement of Class C Shares) to September
     30, 1995.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06, $.03, $.01, $.02, $.24 and $.22 per Class A Share,
     respectively. The operating expense ratios including such items would be 1.47%, 1.18%, 1.03%, 1.23%, 3.58% and 5.88% (annualized) for Class A
     Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06 per Class C Share. The operating expense ratio including such items would be 1.72% (annualized) for Class C Shares.
 (b) Annualized.
 (c) Not annualized.
 (d) Does not reflect the imposition of a sales charge.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of three separate investment portfolios, the Limited Maturity Government Portfolio (the "Fund"), the Diversified Portfolio and the Institutional Government Portfolio. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The policies described below are followed consistently by the Fund in the preparation of financial statements for the Fund in conformity with generally accepted accounting principles. Financial statements for the Diversified Portfolio and the Institutional Government Portfolio are presented separately.

        Security Valuation: The Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes. As of September 30, 1995, the Fund has net tax basis capital loss carry forwards of $6,719,571, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2001 ($388,071), September 30, 2002 ($3,838,721) and
        September 30, 2003 ($2,492,779). In addition, from November 1, 1994 to September 30, 1995, the Fund incurred $607,914 of net realized capital losses, which will be deferred and treated as arising on October 1, 1995 in accordance with regulations under the Internal Revenue Code.

        Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for the Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Portfolios. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Organization Expenses: Expenses incurred in connection with the formation of the Trust were deferred equally between the Portfolios and amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of Class A or Class C Shares of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All premiums/original issue discounts are amortized/accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At September 30, 1995, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares of the Fund during the years ended September 30, 1995 and 1994, were as follows:

                                                                                   FOR THE YEARS ENDED
                                                               -----------------------------------------------------------
                                                                   SEPTEMBER 30, 1995              SEPTEMBER 30, 1994
                                                               ---------------------------     ---------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                               ----------     ------------     ----------     ------------
        Class A Shares
        Shares sold..........................................     261,509     $  2,378,159      1,328,760     $ 12,386,246
        Shares issued on reinvestment of distributions.......     174,641        1,583,746        254,068        2,360,924
        Shares redeemed......................................  (2,312,072)     (20,959,770)    (7,843,995)     (73,080,769)
                                                               ----------     ------------     ----------     ------------
        Net decrease.........................................  (1,875,922)    $(16,997,865)    (6,261,167)    $(58,333,599)
                                                                               ===========                     ===========
        Shares outstanding:
          Beginning of the year..............................   4,512,870                      10,774,037
                                                               ----------                      ----------
          End of the year....................................   2,636,948                       4,512,870
                                                                =========                       =========

       Transactions for Class C Shares of the Fund from April 3, 1995 (commencement of Class C Shares) to September 30, 1995 were as follows:

                                                                      SHARES    AMOUNT
                                                                      -----     -------
        Class C Shares
        Shares sold.................................................  7,432     $68,909
        Shares issued on reinvestment of distributions..............     76         702
        Shares redeemed.............................................   (327)     (3,026)
                                                                      -----     -------
        Net increase................................................  7,181     $66,585
                                                                                =======
        Shares outstanding:
          Beginning of period.......................................    --
                                                                      -----
          End of period.............................................  7,181
                                                                      =====

Note 3: PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1995, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) aggregated $44,549,320, $56,734,502 and $3,386,940, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. From inception of the Fund, the Manager has reduced its investment advisory fees and reimbursed the Fund to the extent that operating expenses have exceeded amounts ranging from .60% to 1.15% of average daily net assets. Effective March 1, 1993, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that the Fund operating expenses exceed .95% for Class A Shares (1.20% for Class C Shares effective April 3, 1995), on an annual basis, of the Fund's average daily net assets attributable to each class of shares. This agreement is more restrictive than any state expense limitation. Under the agreement, management fees waived and expenses reimbursed totalled $151,883 ($0.06 per share for each class) for the year ended September 30, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending September 30, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fee waived ($146,407) in the prior year ended September 30, 1994, if total Fund expenses fall below the annual expense limitation before the end of the year ending September 30, 1996.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of September 30, 1995 was $7,200. In addition, the Manager performs Fund accounting services and charged $28,242 during the current year of which $6,900 was payable as of September 30, 1995.

--------------------------------------------------------------------------------
          HERITAGE INCOME TRUST-LIMITED MATURITY GOVERNMENT PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee equal to .35% of the average daily net assets for Class A Shares purchased on or before March 31, 1995. The Fund paid the Distributor a fee equal to .25% for Class A Shares purchased after March 31, 1995. Under the Class C Distribution Plan the Fund paid the Distributor a fee equal to .60% of the average daily net assets for Class C Shares. The Distributor, on Class C Shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $102,285 and $69 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U. S. Government Income Fund, mutual funds that are also advised by the Manager of the Fund (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Income Trust-Limited Maturity Government Portfolio:

     We have audited the accompanying statement of assets and liabilities of Heritage Income Trust-Limited Maturity Government Portfolio, including the investment portfolio, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Heritage Income Trust-Limited Maturity Government Portfolio as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



/s/Coopers & Lybrand
Boston, Massachusetts
November 27, 1995

     Heritage Income Trust

     Limited Maturity Government Portfolio
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------
     Address Change Requested

           Annual Report
     INVESTMENT ADVISOR/
     SHAREHOLDER SERVICES AGENT/
     FUND ACCOUNTANT
     Heritage Asset Management, Inc.
     P.O. Box 33022
     St. Petersburg, FL 33733
     (800) 421-4184

     DISTRIBUTOR
     Raymond James & Associates, Inc.
     P.O. Box 12749
     St. Petersburg, FL 33733
     (813) 573-3800

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP

     INDEPENDENT ACCOUNTANT
     Coopers & Lybrand L.L.P.

     This report is for the information of shareholders of Heritage Income Trust -- Limited Maturity Government Portfolio.
     It may also be used as sales literature when preceded or accompanied by a prospectus.

        [HERITAGE LOGO]

        LIMITED MATURITY
     GOVERNMENT PORTFOLIO

A MUTUAL FUND SEEKING
HIGH CURRENT INCOME CONSISTENT
WITH THE PRESERVATION OF CAPITAL

ANNUAL REPORT
and Investment Performance
Review for the Year Ended

SEPTEMBER 30, 1995
A member of the
Heritage Family of Mutual Funds(TM)